SHARE BASED COMPENSATION (Details)				6 Months Ended
	Jan. 30, 2020 shares	Oct. 31, 2019 $ / shares shares	Jul. 01, 2017 shares	Jun. 30, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Nov. 12, 2019 shares	Oct. 29, 2019 shares	Oct. 19, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				4 years
Stock split ratio		0.01
Shares authorized							100,000
Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized		700,000		70,000,000	70,000,000	70,000,000	71,369
Par value | $ / shares		$ 0.01		$ 0.01	$ 0.01
Shares issued	1,333,360
Class B ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized		300,000		30,000,000	30,000,000	30,000,000	28,631
Par value | $ / shares		$ 0.01		$ 0.01	$ 0.01
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for option grants			1,190,000					1,866,600
Additional shares authorized for option grants			2,726,600
Stock options | 2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for option grants		1,105,300